Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Apr. 13, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Apr. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 10, 2021
Share-based compensation expense, Period for recognition							2 years 10 months 2 days
Payment of stock issuance cost							$ 300,000	$ 0
Waiving rights		In April 2021, the holders of the Series A, Series B and Series B-1 redeemable preferred stock irrevocably waived their right to redeem any shares of Preferred Stock until March 31, 2023.
BCTG Acquisition Corp [Member]
Business combination, Percentage of equity interest acquired	100.00%								100.00%
Business combination consideration transferred						$ 325,600,000
Business combination,amount of consideration in the form common stock	$ 550,000,000.0
Gross proceeds received upon closing of the business combination	166,800,000
Stock issued during period shares new issues						18,600,000	18,600,000
Transaction costs and redemptions approximated amount	27,300,000					$ 27,300,000
Proceeds from financing activities,Net	325,600,000
BCTG Acquisition Corp [Member] | PIPE Financing [Member]
Additional gross proceeds received upon closing of the financing	$ 186,100,000
Amended Gilead Agreement [Member]
Business combination,percentage of equity method investment ownership acquired							10.00%
Definitive Merger Agreement [Member] | BCTG Acquisition Corp [Member]
Business combination, Percentage of equity interest acquired	100.00%
Business combination,percentage of equity method investment ownership acquired	100.00%
Subsequent Event [Member]
Common stock, Conversion basis	at the effective time of the merger (the “Effective Time”), each share of the Company’s redeemable convertible preferred stock “Preferred Stock” issued and outstanding immediately prior to the Effective Time shall be converted into a share of the Company’s common stock.
Common stock, Stock split	At the Effective Time, each option to purchase the Company’s common stock shall become an option, respectively, to purchase shares of common stock of the surviving entity, subject to adjustment in accordance with the exchange ratio.
Subsequent Event [Member] | BCTG Acquisition Corp [Member]
Business combination, Percentage of equity interest acquired	100.00%
Business combination, Recognized goodwill	$ 0
Business combination, Recognized intangible assets	0
Business combination consideration transferred	156,900,000
Proceeds from private investment in public entity financing	$ 179,700,000
Subsequent Event [Member] | Amended Gilead Agreement [Member]
License fee receivable		$ 11,000,000.0
Common Stock [Member] | BCTG Acquisition Corp [Member] | PIPE Financing [Member]
Stock issued during period shares new issues	18,600,000
Common Stock [Member] | Subsequent Event [Member] | BCTG Acquisition Corp [Member]
Stock issued during period shares, Acquisition	18,600,000
Two Thousand And Seventeen Plan [Member] | Employee Stock Option [Member]
Share-based compensation expense, Period for recognition						3 years 1 month 6 days
Two Thousand And Seventeen Plan [Member] | Employee Stock Option [Member] | Subsequent Event [Member]
Share based payment arrangement, Purchase price of share			$ 2.57	$ 1.19
Share based payment arrangement, Aggregate grant date fair value of options granted			$ 1,700,000	$ 8,800,000
Share-based compensation expense, Period for recognition			3 years 9 months 18 days	3 years 9 months 18 days
Two Thousand And Seventeen Plan [Member] | Employee Stock Option [Member] | Common Stock [Member] | Subsequent Event [Member]
Share based payment arrangement, Number of shares purchased for the award			1,010,000	6,805,312
Series B Redeemable Convertible Preferred Stock [Member]
Proceeds from issuance of redeemable convertible preferred stock					$ 29,800,000
Series B Redeemable Convertible Preferred Stock [Member] | Subsequent Event [Member]
Temporary equity, Shares issued			22,686,026
Temporary equity, Redemption price per share			$ 1.32
Proceeds from issuance of redeemable convertible preferred stock			$ 30,000,000.0			$ 30,000,000.0
Payment of stock issuance cost			$ 100,000
BTCG Common Stock [Member] | Definitive Merger Agreement [Member] | BCTG Acquisition Corp [Member]
Business combination,amount of consideration in the form common stock	$ 550,000,000.0